SUPPLEMENTAL CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 970	$ 21,698
Accounts receivable:
Oil and natural gas sales	46,413	33,652
Joint interest owners and other (Note 2)	36,937	5,110
Affiliates		4,473
Short-term derivative instruments	208,585	7,600
Prepaid expenses and other current assets	14,201	9,944
Total current assets	307,106	82,477
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method	3,329,338	2,079,304
Support equipment and facilities	198,088	16,030
Other	3,020	2,905
Accumulated depreciation, depletion and impairment	(1,060,114)	(464,812)
Property and equipment, net	2,470,332	1,633,427
Long-term derivative instruments	311,802	42,657
Restricted investments	77,361	73,385
Other long-term assets	23,159	17,422
Total assets	3,189,760	1,849,368
Current liabilities:
Accounts payable	23,609	8,922
Accounts payable - affiliates	6,409	747
Revenues payable	30,110	19,355
Accrued liabilities (Note 2)	90,974	46,842
Short-term derivative instruments	3,289	7,996
Total current liabilities	154,391	83,862
Long-term debt (Note 8)	1,595,413	792,067
Asset retirement obligations	112,702	101,436
Long-term derivative instruments		5,875
Deferred tax liabilities	30,940	3,107
Total liabilities	1,893,446	986,347
Commitments and contingencies (Note 13)
Partners' equity (deficit):
General partner (86,797 units outstanding at December 31, 2014 and 61,300 units outstanding at December 31, 2013)	1,251	728
Previous owners	220,657	283,405
Total partners' equity	1,290,754	857,493
Noncontrolling interests	5,560	5,528
Total equity	1,296,314	863,021
Total liabilities and equity	3,189,760	1,849,368
Limited Partners Common Units [Member]
Partners' equity (deficit):
Limited partners units	1,085,265	582,075
Total equity	1,085,265	582,075
Subordinated Units [Member]
Partners' equity (deficit):
Limited partners units	$ (16,419)	$ (8,715)